CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 437,298	$ 1,129,863	$ 456,018
Accounts receivable, net of allowance for doubtful accounts of $0 and $7,914, respectively		30,440	31,855
Inventory	355,428	347,945	173,320
Other current assets	430,590	533,481	43,578
Total current assets	1,223,316	2,041,729	704,771
Property and equipment, net	515,851	502,146	12,856
Other Assets:
Operating lease right of use assets	875,873
Intangible assets, net	86,486	53,288
Lease deposits	66,765	49,376
Deferred offering costs	55,626	14,982
Total other assets	1,084,750	117,646
Total assets	2,823,917	2,661,521	717,627
Current Liabilities:
Accounts payable	1,566,774	1,111,929	795,755
Secured promissory note, net of debt discount $72,038	10,129,919	10,063,208
Notes payable	3,979,940	3,882,868	3,865,558
Derivative liability			166,093
Advance from related party			155,645
Operating lease liabilities	550,467
Accrued expenses and other current liabilities	2,147,754	2,188,271	879,022
Total current liabilities	18,374,854	17,246,276	5,862,073
Long-Term Liabilities:
Secured promissory note	4,100,000
Notes payable, net of debt discount of $0 and $162,659, respectively	300,000	300,000	2,777,341
Operating lease liabilities, net of current	705,859
Total long-term liabilities	5,105,859	300,000	2,777,341
Total liabilities	23,480,713	17,546,276	8,639,414
Stockholders' Deficit:
Preferred stock - par value $0.0001: 10,000,000 shares authorized
Common stock - par value $0.0001; 350,000,000 shares authorized; 50,463,732 and 16,797,744 issued and outstanding	5,046	5,046	1,679
Additional paid in capital	17,538,757	17,491,734	12,361,205
Accumulated deficit	(38,205,260)	(32,381,535)	(20,284,671)
Other accumulated comprehensive income	4,661
Total stockholders' Deficit	(20,656,796)	(14,884,755)	(7,921,787)
Total liabilities and stockholders' deficit	$ 2,823,917	$ 2,661,521	$ 717,627